Prepayments and Premiums Under Operating Leases	12 Months Ended
Dec. 31, 2019
Prepayments and Premiums Under Operating Leases [Abstract]
PREPAYMENTS AND PREMIUMS UNDER OPERATING LEASES
21.	PREPAYMENTS AND PREMIUMS UNDER OPERATING LEASES

Amount
At January 1, 2018	2,652,106
additions for the year	26,899
charge for the year	(104,206)
translation adjustment	(124,532)
At December 31, 2018	2,450,267
additions for the year	21,757
charge for the year	(96,743)
translation adjustment	(38,810)
At December 31, 2019	2,336,471

Analyzed for reporting purposes as:

	As at December 31,
	2019	2018
Current asset	75,318	78,532
Non-current asset	2,261,153	2,371,735
	2,336,471	2,450,267